RELATED PARTY BALANCES AND TRANSACTIONS - Schedule of marketplace service provide to related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Marketplace service provided to related parties	¥ 12,083	¥ 10,970	¥ 765
Other goods and services provided to related parties	539	393
Yuncheng
Marketplace service provided to related parties	3,309	2,932
Other goods and services provided to related parties	208	171
Bixin
Marketplace service provided to related parties	2,322	2,759	373
Other goods and services provided to related parties		31
Liumang Yike
Marketplace service provided to related parties	49	227	301
Jimi
Marketplace service provided to related parties	5,637	2,379
Other goods and services provided to related parties	313
Zhangtaihe
Marketplace service provided to related parties		876
Jibi
Marketplace service provided to related parties	36	522
Jixi
Marketplace service provided to related parties		574
Zhaomu
Other goods and services provided to related parties		73
Others
Marketplace service provided to related parties	730	701	¥ 91
Other goods and services provided to related parties	¥ 18	60
Weixin
Other goods and services provided to related parties		¥ 58